Goodwill and Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Aug. 17, 2015	Jan. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,870,700,000	$ 1,666,300,000	$ 1,594,000,000
Acquisition	217,800,000	84,500,000
Impairments of goodwill	0	0	0
Intangible assets, carrying amount	212,500,000	128,000,000
Amortization expense on intangible assets	43,700,000	19,600,000	16,000,000
2017	43,600,000
2018	40,200,000
2019	37,000,000
2020	34,100,000
2021	32,900,000
Passive Safety
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	1,380,600,000	1,388,300,000	1,400,500,000
Passive Safety | Restatement Adjustment
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill						$ (185,700,000)
Electronics
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	490,100,000	278,000,000	$ 193,500,000
Acquisition	217,800,000	84,500,000
Electronics | Restatement Adjustment
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill						$ 185,700,000
Technology
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, carrying amount	126,000,000	83,000,000
Contractual Relationship
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, carrying amount	73,000,000	32,000,000
M/A-COM Automotive Solutions Business
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					$ 84,500,000
Acquisition		$ 84,500,000
Autoliv Nissin Brake Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill				$ 217,800,000
Acquisition	217,800,000
1997 Merger of Autoliv AB and Automotive Safety Products Division of Morton International, Inc. | Passive Safety
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,200,000,000